CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive Loss
Net loss	$ (76,287)	$ (5,062)	$ (12,758)
Other comprehensive income (loss), net of tax:
Foreign currency cumulative translation adjustment	(504)	1,736	769
Comprehensive loss for the year	(76,791)	(3,326)	(11,989)
Comprehensive loss attributable to the noncontrolling interest	(8,393)	(10,382)	(5,582)
Comprehensive loss attributable to MDC Partners Inc.	$ (85,184)	$ (13,708)	$ (17,571)